Allowance For Credit Losses - Summary of Changes in Carrying Amount of Allowance for Credit Losses (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 6,299
Additions charged to expense	1,745
Write-offs	(183)
Balance as of June 30, 2020	8,753
Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	892
Accounts Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	6,299
Additions charged to expense	893
Write-offs	(183)
Balance as of June 30, 2020	7,009
Net Investment in Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Additions charged to expense	546
Balance as of June 30, 2020	1,182
Net Investment in Finance Leases | Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	636
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Additions charged to expense	306
Balance as of June 30, 2020	562
Container Leaseback Financing Receivable | Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 256